UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21043

Pioneer High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High
Income Trust

NQ | December 31, 2018

Ticker Symbol: PHT

Shares		Value
	UNAFFILIATED ISSUERS - 145.1%
	COMMON STOCKS - 0.1% of Net Assets
	Construction & Engineering - 0.0%†
1,307,384(a)	Abengoa SA, Class B	$5,092
	Total Construction & Engineering	$5,092
	Health Care Technology - 0.0%†
244,563^(a)	Medical Card System, Inc.	$2,446
	Total Health Care Technology	$2,446
	Metals & Mining - 0.0%†
16(a)	Contura Energy, Inc.	$1,052
	Total Metals & Mining	$1,052
	Oil, Gas & Consumable Fuels - 0.0%†
40,561(a)	PetroQuest Energy, Inc.	$ 162
	Total Oil, Gas & Consumable Fuels	$162
	Pharmaceuticals - 0.1%
19,026(a)	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$293,381
	Total Pharmaceuticals	$293,381
	Specialty Retail - 0.0%†
68,241^(a)	Targus Cayman SubCo., Ltd.	$141,941
	Total Specialty Retail	$141,941
	TOTAL COMMON STOCKS
	(Cost $2,413,762)	$444,074
	CONVERTIBLE PREFERRED STOCKS - 2.3% of Net Assets
	Banks - 2.3%
3,355(b)	Bank of America Corp., 7.25%	$4,202,138
1,600(b)	Wells Fargo & Co., 7.5%	2,019,152
	Total Banks	$6,221,290
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $5,158,210)	$6,221,290
	PREFERRED STOCKS - 2.4% of Net Assets
	Banks - 1.2%
132,750(c)	GMAC Capital Trust I, 8.401% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,365,213
	Total Banks	$3,365,213
	Chemicals - 0.1%
1,062,203^(a)	Pinnacle Agriculture	$106,220
	Total Chemicals	$106,220
	Diversified Financial Services - 1.1%
3,000(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 500 bps) (144A)	$3,075,000
	Total Diversified Financial Services	$3,075,000
	TOTAL PREFERRED STOCKS
	(Cost $7,201,120)	$6,546,433

	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITY - 0.3% of Net Assets
	660,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$450,971
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	302,570
		TOTAL ASSET BACKED SECURITY
		(Cost $300,000)	$753,541
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3% of Net Assets
	300,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.891%, 1/15/47 (144A)	$292,245
	500,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.703%, 8/15/47 (144A)	454,733
	300,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	$263,953
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,622,385)	$1,010,931
		CONVERTIBLE CORPORATE BONDS – 1.8% of Net Assets
		Chemicals - 1.5%
	4,000,000(d)	Hercules LLC, 6.5%, 6/30/29	$4,030,000
		Total Chemicals	$4,030,000
		Healthcare-Products - 0.3%
	1,250,000	Endologix, Inc., 3.25%, 11/1/20	$887,500
		Total Healthcare-Products	$887,500
		Mining - 0.0%†
IDR	1,422,679,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$9,893
		Total Mining	$9,893
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $6,496,629)	$4,927,393
		CORPORATE BONDS - 118.8% of Net Assets
		Advertising - 1.0%
	3,060,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,784,600
		Total Advertising	$2,784,600
		Aerospace & Defense - 0.3%
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$758,038
		Total Aerospace & Defense	$758,038

	Principal
	Amount
	USD ($)		Value
		Auto Manufacturers - 0.8%
	2,200,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$2,057,000
		Total Auto Manufacturers	$2,057,000
		Auto Mobile – 0.9%
	1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$1,326,137
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	711,550
	1,239,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	842,520
		Total Auto Mobile	$2,880,207
		Auto Parts & Equipment - 3.8%
	2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	$1,790,000
	600,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	559,500
EUR	360,000(e)	IHO Verwaltungs GmbH, 3.25% (3.25% PIK or 0.0% cash), 9/15/23 (144A)	401,841
EUR	840,000(e)	IHO Verwaltungs GmbH, 3.75% (3.75% PIK or 0.0% cash), 9/15/26 (144A)	921,366
	330,000	Meritor, Inc., 6.25%, 2/15/24	315,150
	2,625,000	Meritor, Inc., 7.875%, 3/1/26	4,306,722
	2,134,000	Titan International, Inc., 6.5%, 11/30/23	1,909,930
		Total Auto Parts & Equipment	$10,204,509
		Banks - 2.9%
	1,200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$1,271,369
	200,000(c)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	191,002
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	607,500
	1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,731,456
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	604,125
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)	198,000
	2,250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,328,750
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	954,275
		Total Banks	$7,886,477
		Building Materials - 0.1%
	400,000	Griffon Corp., 5.25%, 3/1/22	$362,000
		Total Building Materials	$362,000
		Capital Markets - 0.3%
	1,030,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	$ 1,027,425
		Total Capital Markets	$1,027,425
		Chemicals - 3.8%
	3,250,000	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$3,908,360
	210,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	231,000
	210,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	237,300
	420,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	436,800
	1,400,000	Hexion, Inc., 6.625%, 4/15/20	1,116,500
	320,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	281,600
	2,125,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	1,955,000
	2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,095,980
		Total Chemicals	$10,262,540
		Commercial Services – 4.1%
	3,850,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$3,561,250
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	1,004,500
	1,691,000	Covanta Holding Corp., 6.0%, 1/1/27	1,513,445
	2,010,000	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.875%, 6/1/21	1,834,125
	1,571,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	1,496,378
	520,000	United Rentals North America, Inc., 6.5%, 12/15/26	512,200
		Total Commercial Services	$9,921,898
		Construction Materials – 0.3%
	280,000	Park-Ohio Industries, Inc., 6.625% (USD LIBOR + 625 bps), 4/15/27	$ 266,000
	635,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	668,338
		Total Construction Materials	$934,338
		Containers & Packaging – 0.4%
	1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$885,000
		Total Containers & Packaging	$885,000
		Distribution & Wholesale - 1.3%
	1,410,000	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/22	$1,332,450
	2,175,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	2,066,250
		Total Distribution & Wholesale	$3,398,700
		Diversified Financial Services - 4.5%
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,233,800
	3,000,000^(f)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	3,786,610
	384,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	374,400
	1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	972,500
	425,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	414,375
	2,845,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	2,788,100
	735,000	Navient Corp., 6.625%, 7/26/21	709,275
	1,290,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,270,650
	500,000	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	467,500
		Total Diversified Financial Services	$12,017,210
		Electric - 5.4%
	3,281,000	Calpine Corp., 5.75%, 1/15/25	$3,002,115
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	878,006
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,030,200
	525,000	NRG Energy, Inc., 6.25%, 5/1/24	532,875

	Principal
	Amount
	USD ($)		Value
		Electric - (continued)
	2,915,000	NRG Energy, Inc., 6.625%, 1/15/27	$2,936,862
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	985,625
	1,523,975	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,607,794
	766,076	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	688,511
	52,000	Talen Energy Supply LLC, 4.6%, 12/15/21	46,800
	2,986,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	3,165,160
		Total Electric	$14,873,948
		Energy-Alternate Sources - 1.0%
	2,620,000(f)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	$2,646,200
		Total Energy-Alternate Sources	$2,646,200
		Engineering & Construction - 0.8%
	497,464(e)	Abengoa Abenewco 2 SAU, 1.5% (1.25% PIK or 0.25% cash), 3/31/23 (144A)	$7,462
	1,085,000	Engility Corp., 8.875%, 9/1/24	1,158,237
	975,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	906,750
		Total Engineering & Construction	$2,072,449
		Entertainment – 0.9%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,286,250
	1,275,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	1,090,125
		Total Entertainment	$2,376,375
		Food - 6.2%
	2,250,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$1,968,750
	950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	909,625
	440,000(g)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	437,800
	1,775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	1,730,625
	1,196,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	1,108,405
	750,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	751,875
	1,200,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	1,227,000
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,154,750
	2,374,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,154,405
	1,250,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	1,137,500
	2,000,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	1,840,000
	2,618,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	2,631,090
		Total Food	$17,051,825
		Forest Products & Paper - 1.5%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,714,994
	2,476,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	2,327,440
		Total Forest Products & Paper	$4,042,434
		Gas Utilities – 0.7%
	2,255,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 6/15/23	$ 1,815,275
		Total Gas Utilities	$1,815,275
		Healthcare-Products - 0.6%
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24 (144A)	$ 518,571
	754,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	740,805
		Total Healthcare-Products	$1,259,376
		Healthcare-Services – 3.8%
	2,386,000	Agiliti Health, Inc., 7.625%, 8/15/20	$2,368,105
	2,250,000	BioScrip, Inc., 8.875%, 2/15/21	2,098,125
	1,000,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	908,800
	610,000(f)	CHS/Community Health Systems, Inc., 11.0%, 6/30/23 (144A)	469,700
	2,540,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,565,400
	1,340,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,093,775
	360,000	Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)	365,400
	2,250,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	1,991,250
		Total Healthcare-Services	$11,860,555
		Home Builders - 2.3%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$408,500
	1,235,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	1,235,000
	800,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	730,000
	1,500,000	KB Home, 7.0%, 12/15/21	1,526,250
	790,000	KB Home, 7.5%, 9/15/22	811,725
	1,035,000	KB Home, 7.625%, 5/15/23	1,047,938
	565,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)	536,750
		Total Home Builders	$6,296,163
		Hotels, Restaurants & Leisure – 5.6%
EUR	1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	$ 1,189,899
	400,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	395,120
	1,240,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,053,182
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	1,278,148
	2,094,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,905,540
	395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	379,200
EUR	1,575,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	1,369,130
	2,000,000	PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)	1,830,000
	1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	1,176,000
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21	2,226,625
	2,565,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,603,475
		Total Hotels, Restaurants & Leisure	$15,406,319
		Insurance - 4.5%
	5,300,000	Hanover Insurance Corp., 7.625%, 10/15/25	$6,118,048
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,397,250

Principal
Amount
USD ($)		Value
	Insurance - (continued)
1,100,000	MetLife, Inc., 10.75%, 8/1/39	$1,606,000
	Total Insurance	$12,121,298
	Iron & Steel - 1.6%
2,300,000	Commercial Metals Co., 5.375%, 7/15/27	$2,058,500
2,285,000	United States Steel Corp., 6.25%, 3/15/26	1,999,375
340,000	Vale Overseas, Ltd., 6.25%, 8/10/26	367,200
	Total Iron & Steel	$4,425,075
	Leisure Time - 1.8%
540,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$570,888
1,673,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,560,072
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,748,150
	Total Leisure Time	$4,879,110
	Lodging - 1.3%
680,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$674,900
1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,708,500
1,500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (144A)	1,320,000
	Total Lodging	$3,703,400
	Media - 2.0%
1,085,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,041,600
300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	279,750
1,800,000	Altice France SA, 6.25%, 5/15/24 (144A)	1,678,500
535,000	CBS Radio, Inc., 7.25%, 11/1/24 (144A)	497,550
670,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	623,100
1,057,000	Gray Escrow, Inc., 7.0%, 5/15/27 (144A)	1,028,641
265,000	Salem Media Group, Inc., 6.75%, 6/1/24 (144A)	235,187
	Total Media	$5,384,328
	Mining - 4.1%
320,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$306,400
670,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	684,606
329,047(e)	Boart Longyear Management Pty, Ltd., 10.0% (10% PIK or 0.0% cash), 12/31/22	296,965
1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	1,320,000
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	300,938
1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,540,000
2,420,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,289,925
600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	592,500
1,010,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	987,275
2,000,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,015,000
460,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	435,850
145,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	155,331
	Total Mining	$10,924,790
	Oil & Gas - 15.3%
900,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$558,000
199,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)	203,537
3,859,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	3,222,265
750,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 4/15/23	570,000
970,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	693,550
647,000	Comstock Escrow Corp., 9.75%, 8/15/26 (144A)	546,715
1,679,000	Covey Park Energy LLC/Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,443,940
137,368(h)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443% (3 Month USD LIBOR + 563 bps), 9/24/19	137,025
1,000,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	825,000
1,220,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,110,200
1,570,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,389,450
1,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	885,000
1,790,000	Halcon Resources Corp., 6.75%, 2/15/25	1,306,700
1,240,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,199,700
2,100,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	1,806,000
300,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	304,500
1,519,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,450,645
1,255,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,164,013
490,000	Noble Holding International, Ltd., 7.875%, 2/1/26 (144A)	417,725
1,500,000(e)	Northern Oil & Gas, Inc., 9.5% (9.5% PIK or 0.0% cash), 5/15/23	1,443,750
2,175,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	1,459,468
1,122,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,057,485
1,350,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,289,250
650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	667,875
2,096,722	PetroQuest Energy, Inc., 10.0%, 2/15/21	597,566
1,500,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	1,290,000
4,000,000	Resolute Energy Corp., 8.5%, 5/1/20	3,940,000
280,000	Rowan Cos., Inc., 4.875%, 6/1/22	231,000
1,695,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,449,225
1,200,000	SM Energy Co., 5.0%, 1/15/24	1,044,000
1,785,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,557,412
320,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	280,800
1,150,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,159,775
2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,914,250
1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26	964,688
995,000	WPX Energy, Inc., 8.25%, 8/1/23	1,039,775

	Principal
	Amount
	USD ($)		Value
		Oil & Gas - (continued)
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	$ 815,000
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	270,843
		Total Oil & Gas	$41,706,127
		Oil & Gas Services - 3.1%
	1,308,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,255,680
	690,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	648,600
	2,446,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	1,736,660
	635,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	609,600
	2,568,000	FTS International, Inc., 6.25%, 5/1/22	2,272,680
	1,550,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	1,247,750
	350,000	SESI LLC, 7.75%, 9/15/24	278,250
	655,000	Weatherford International LLC, 9.875%, 3/1/25 (144A)	397,913
		Total Oil & Gas Services	$8,447,133
		Packaging & Containers - 1.8%
EUR	400,000(e)	ARD Finance SA, 6.625% (6.625% PIK or 0.0% cash), 9/15/23	$437,234
	400,000(e)	ARD Finance SA, 7.125% (7.125% PIK or 0.0% cash), 9/15/23	359,000
	1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	1,003,431
	1,010,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	1,007,475
	1,770,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	1,747,875
	1,035,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	985,837
		Total Packaging & Containers	$5,540,852
		Pharmaceuticals - 4.5%
EUR	575,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	$621,225
EUR	1,265,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	1,366,695
	3,130,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	2,895,250
	920,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	929,200
	1,695,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	1,292,437
	2,540,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,822,450
	1,155,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	1,114,575
	1,245,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	1,263,675
	550,000	Valeant Pharmaceuticals International, 8.5%, 1/31/27 (144A)	533,500
		Total Pharmaceuticals	$11,839,007
		Pipelines - 7.5%
	1,231,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$1,157,140
	1,145,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	1,104,925
	645,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	599,850
	250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	263,750
	875,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23	842,188
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	787,150
	1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,173,700
	1,524,000(h)	Energy Transfer Operating LP, 5.559% (3 Month USD LIBOR + 302 bps), 11/1/66	1,082,040
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	193,754
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	589,011
	766,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	674,080
	2,500,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	2,437,500
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,174,835
	1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	1,852,012
	360,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	356,850
	1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	905,000
	1,325,000	TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 2/15/26	1,185,875
	3,040,000	Williams Cos., Inc., 5.75%, 6/24/44	3,055,289
		Total Pipelines	$20,434,949
		REITS - 1.1%
	3,480,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	$3,027,600
		Total REITS	$3,027,600
		Retail – 2.0%
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	$ 984,913
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,814,400
	1,000,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	805,000
	900,000	Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)	371,250
	1,486,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	1,073,635
	1,037,796	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	674,567
		Total Retail	$5,723,765
		Semiconductors - 0.2%
	425,000	Micron Technology, Inc., 5.5%, 2/1/25	$415,969
		Total Semiconductors	$415,969
		Software - 2.2%
	1,975,000	GCI LLC, 6.75%, 6/1/21	$ 1,981,972
	1,725,000	GCI LLC, 6.875%, 4/15/25	1,673,250
	285,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	278,588
	2,103,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	1,640,340
	862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	810,280
		Total Software	$6,384,430

	Principal
	Amount
	USD ($)		Value
		Supranational – 0.1%
IDR	5,800,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	$401,160
		Total Supranational	$401,160
		Technology & Hardware – 0.2%
	555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$564,712
		Total Technology & Hardware	$564,712
		Telecommunications - 8.0%
	3,500,000	CenturyLink, Inc., 5.625%, 4/1/25	$3,080,000
	600,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	495,000
	1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	886,875
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	586,950
	1,025,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	691,875
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	1,632,850
	4,480,000	Frontier Communications Corp., 11.0%, 9/15/25	2,788,576
	2,000,000	Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,832,500
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,050,247
	2,150,000	Sprint Corp., 7.25%, 9/15/21	2,200,525
	41,000	Sprint Corp., 7.625%, 3/1/26	40,487
	400,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	397,144
	2,433,000	Wind Tre S.p.A., 5.0%, 1/20/26 (144A)	2,000,413
	515,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	458,350
	3,703,000	Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24 (144A)	1,407,140
		Total Telecommunications	$21,548,932
		Thrifts, Mortgage & Finance – 3.0%
	2,205,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$ 1,890,788
	2,415,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,064,825
	3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,073,500
		Total Thrifts, Mortgage & Finance	$7,029,113
		Transportation - 1.0%
	1,025,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$927,625
	2,000,000	syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	1,700,000
		Total Transportation	$2,627,625
		Tobacco – 0.1%
	340,000	Pyxus International, Inc., 8.5%, 4/15/21 (144A)	$335,750
		Total Tobacco	$335,750
		Trucking & Leasing - 0.1%
	280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$279,300
		Total Trucking & Leasing	$279,300
		TOTAL CORPORATE BONDS
		(Cost $335,499,883)	$322,825,286
		FOREIGN GOVERNMENT BONDS - 1.7% of Net Assets
		Argentina - 0.6%
	2,055,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	$1,700,533
		Total Argentina	$1,700,533
		Mexico - 0.7%
MXN	38,420,700	Mexican Bonos, 8.0%, 12/7/23	$1,909,472
		Total Mexico	$1,909,472
		Russia - 0.4%
	962,800(f)	Russian Government International Bond, 7.5%, 3/31/30	$1,050,453
		Total Russia	$1,050,453
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $4,810,525)	$4,660,458
		INSURANCE-LINKED SECURITIES - 3.9% of Net Assets
		Catastrophe Linked Bonds - 0.7%
		Earthquakes - California - 0.2%
	500,000(h)	Ursa Re, 8.452% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	$492,500
		Flood - U.S. - 0.1%
	250,000(h)	FloodSmart Re, 13.728% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$247,425
		Multiperil - U.S. - 0.2%
	250,000(h)	Kilimanjaro Re, 9.195% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$249,225
	250,000(h)	Kilimanjaro Re, 11.695% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	248,450
			$497,675
		Multiperil - Worldwide - 0.2%
	500,000+(i)	Sector Re V, 12/1/23 (144A)	$503,123
		Total Catastrophe Linked Bonds	$1,740,723
		Collateralized Reinsurance - 0.8%
		Multiperil - Worldwide - 0.7%
	575,641+(i)	Clarendon Re 2018, Variable Rate Notes, 1/15/20	$512,505
	500,000+(i)	Cypress Re 2017, Variable Rate Notes, 1/10/20	86,300
	324,897+(i)	Gloucester Re 2018, Variable Rate Notes, 1/15/20	252,100
	307,363+(i)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	277,242
	250,000+(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	287,125
	250,000+(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	287,125
	277,770+(i)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/20	252,104

Principal
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
400,000+(i)	Resilience Re, Variable Rate Notes, 5/1/19	$ 4,000
		$1,958,501
	Windstorm - U.S. Regional - 0.1%
250,000+(i)	Promissum Re 2018, Variable Rate Notes, 6/15/19	$250,000
	Total Collateralized Reinsurance	$2,208,501
	Industry Loss Warranties - 0.2%
	Multiperil - U.S. - 0.2%
532,200+(i)	Cypress Re 2018, Variable Rate Notes, 4/15/19	$497,554
	Total Industry Loss Warranties	$497,554
	Reinsurance Sidecars - 2.2%
	Multiperil - U.S. - 0.4%
700,000+(i)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	$2,240
700,000+(i)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	18,900
1,000,000+(i)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	254,200
500,000+(i)	Harambee Re 2018, Variable Rate Notes, 12/31/21	450,750
252,326+(i)	Harambee Re 2019, Variable Rate Notes, 12/31/22	252,326
250,001+(i)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	180,100
		$1,158,516
	Multiperil - Worldwide - 1.8%
250,000+(i)	Alturas Re 2019-2, Variable Rate Notes, 3/10/22	$250,000
500,000+(i)	Arlington Re 2015, Variable Rate Notes, 2/1/19	24,300
1,167,977+(i)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	1,110,663
500,000+(i)	Limestone Re 2018, Variable Rate Notes, 3/1/22	510,150
400,000+(i)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	58,040
500,000+(i)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	355,200
500,000+(i)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	487,635
1,000,000+(i)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	1,800
1,000,000+(i)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	2,400
1,200,000+(i)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	5,880
1,000,000+(i)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	5,400
500,000+(i)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	439,000
1,000,000+(i)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	853,300
500,000+(i)	Silverton Re 2017, Variable Rate Notes, 9/16/19 (144A)	20,400
500,000+(i)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	33,900
1,250,000+(i)	Versutus Re 2016 A-1, Variable Rate Notes, 11/30/20	5,875
1,000,000+(i)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	500
500,000+(i)	Versutus Re 2018, Variable Rate Notes, 12/31/21	493,750
53,975+(i)	Versutus Re 2019-B, Variable Rate Notes, 12/31/21	53,975
253,645+(i)	Woburn Re 2018, Variable Rate Notes, 12/31/21	197,843
		$4,910,011
	Total Reinsurance Sidecars	$6,068,527
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $11,158,138)	$10,515,305
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.5% of Net Assets*(h)
	Automobile - 0.3%
972,945	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.129% (LIBOR + 275 bps), 11/8/23	$882,340
	Total Automobile	$882,340
	Auto Components – 0.4%
981,250	Trico Group LLC, First Lien Initial Term Loan, 9.207% (LIBOR + 650 bps), 2/2/24	$ 975,117
	Total Auto Components	$975,117
	Containers & Packaging – 0.1%
334,510	Ranpak Corp., Second Lien Initial Term Loan, 9.705% (LIBOR + 725 bps), 10/3/22	$333,674
	Total Containers & Packaging	$333,674
	Farming & Agriculture - 0.5%
1,221,596	Caraustar Industries, Inc., Refinancing Term Loan, 8.303% (LIBOR + 550 bps), 3/14/22	$1,216,634
	Total Farming & Agriculture	$1,216,634
	Healthcare & Technlogy - 0.4%
195,980	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 7.022% (LIBOR + 450 bps), 10/20/22	$187,896
1,243,405^	Medical Card System, Inc., Term Loan, 5.5% (LIBOR + 450 bps), 9/2/19	808,213
	Total Healthcare & Technlogy	$996,109
	Healthcare, Education & Childcare - 1.0%
2,890,050	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	$2,743,140
	Total Healthcare, Education & Childcare	$2,743,140
	Healthcare, Equipment & Supplies – 0.2%
500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.522% (LIBOR + 700 bps), 8/30/25	$472,500
	Total Healthcare, Equipment & Supplies	$472,500
	Healthcare Providers & Services - 0.8%
1,270,000	Gentiva Health Services, Inc., Second Lien Initial Term Loan, 9.563% (LIBOR + 700 bps), 7/2/26	$1,266,825
979,747	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.272% (LIBOR + 375 bps), 4/7/22	969,949
	Total Healthcare Providers & Services	$2,236,774
	Machinery - 0.1%
373,374	Blount International, Inc., New Refinancing Term Loan, 6.272% (LIBOR + 375 bps), 4/12/23	$369,640
	Total Machinery	$369,640

Principal
Amount
USD ($)		Value
	Metals & Mining - 0.6%
1,592,000	Aleris International, Inc., Initial Term Loan, 7.245% (LIBOR + 475 bps), 2/27/23	$1,581,055
	Total Metals & Mining	$1,581,055
	Oil & Gas - 1.2%
1,619,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.272% (LIBOR + 675 bps), 10/29/25	$1,546,145
1,070,191	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.504% (LIBOR + 600 bps), 3/1/24	824,047
1,031,713	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.522% (LIBOR + 600 bps), 5/13/22	1,015,378
	Total Oil & Gas	$3,385,570
	Printing & Publishing - 0.7%
2,008,688	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.522% (LIBOR + 400 bps), 5/4/22	$1,825,396
	Total Printing & Publishing	$1,825,396
	Retail - 0.6%
1,979,221	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.63% (LIBOR + 325 bps), 10/25/20	$1,687,285
	Total Retail	$1,687,285
	Software – 0.3%
372,916	DynCorp International, Inc., Term Loan B2, 8.47% (LIBOR + 600 bps), 7/7/20	$371,051
500,000	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.777% (LIBOR + 525 bps), 6/30/22	495,000
	Total Software	$866,051
	Specialty Retail - 0.3%
1,105,770	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps/PRIME + 250 bps), 9/7/23	$789,935
	Total Specialty Retail	$789,935
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $21,820,155)	$20,361,220
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9% of Net Assets
4,110,000(j)	U.S. Treasury Bills, 1/2/19	$4,110,000
3,340,000(j)	U.S. Treasury Bills, 1/8/19	3,338,749
2,595,000(j)	U.S. Treasury Bills, 1/15/19	2,592,869
2,040,000(j)	U.S. Treasury Bills, 1/22/19	2,037,393
3,995,000(j)	U.S. Treasury Bills, 1/29/19	3,987,757
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $16,066,010)	$16,066,768

Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Metals & Mining - 0.0%†
1,819,798(a)(k)	ANR, Inc., 3/31/23	$24,567
354(a)(m)	Contura Energy, Inc., 7/26/23	11,063
	Total Metals & Mining	$35,630
	Household Products - 0.0%†
159^(a)(l)	LTR Intermediate Holdings, Inc., 6/29/19	$ –
	Total Household Products	$ –
	Oil, Gas & Consumable Fuels - 0.0%†
6,606+(a)(n)	Midstates Petroleum Co., Inc., 4/21/20	$ –
	Total Oil, Gas & Consumable Fuels	$ –
	TOTAL RIGHTS/WARRANTS
	(Cost $308,612)	$35,630

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	CURRENCY PUT OPTIONS PURCHASED - 0.1%
7,394,000	Put EUR Call USD	Bank of America	EUR	103,067	EUR	1.15	5/27/19	$122,359
4,275,000	Put EUR Call USD	Bank of America	EUR	64,069	EUR	1.15	9/23/19	89,520
								$211,879
	TOTAL CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $167,136)							$211,879
	TOTAL OPTIONS PURCHASED
	(Premiums paid $167,136)							$211,879
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 145.1%
	(Cost $413,022,565) (o)							$394,580,208

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	CURRENCY CALL OPTIONS WRITTEN - 0.0%†
(7,394,000)	Call EUR Put USD	Bank of America	EUR	103,067	EUR	1.27	5/29/19	$(6,441)
(4,275,000)	Call EUR Put USD	Bank of America	EUR	64,069	EUR	1.27	9/23/19	(19,540)
								$(25,981)
	TOTAL CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(167,136))							$(25,981)
	OTHER ASSETS AND LIABILITIES - (45.1)%							$(122,636,534)
	NET ASSETS - 100.0%							$271,917,693

(A.D.R.)	American Depositary Receipts.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2018, the value of these securities amounted to $182,185,078, or 67.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2018.
(d)	Security is priced as a unit.
(e)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2018.
(g)	Security is in default.
(h)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2018.
(i)	Rate to be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	ANR warrants are exercisable into 1,819,798 shares.
(l)	LTR Intermediate Holdings warrants are exercisable into 159 shares.
(m)	Contura Energy warrants are exercisable into 354 shares.
(n)	Midstates Petroleum warrants are exercisable into 6,606 shares.
(o)	Distributions of investments by country of issue, as a percentage of total investments based on country of domicile, is as follows:

	United States	80.0%
	Canada	3.0
	Bermuda	2.7
	Netherlands	2.5
	Luxembourg	2.4
	United Kingdom	2.0
	Ireland	1.4
	Other (individually less than 1%)	6.0
		100.0%

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	439,690	IDR	(6,428,445,000)	Citibank NA	2/25/19	$(4,875)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(4,875)

SWAP CONTRACTS
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(2)	Floating Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
22,500,000	Pay	1.59%	Receive	LIBOR USD 3 Month	11/9/20	$101	$466,678	$466,779
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$101	$466,678	$466,779

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(3)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(59,412)	$30,846	$(28,566)
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(37,975)	19,716	(18,259)
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(57,938)	27,603	(30,335)
1,020,000	Citibank NA	JC Penney Corp., Inc.	Receive	5.00%	12/20/20	(132,600)	(220,357)	(352,957)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(287,925)	$(142,192)	$(430,117)
TOTAL SWAP CONTRACTS						$(287,824)	$324,486	$36,662

(1)	Pays Semiannually.
(2)	Receives Quarterly.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2018, in valuing the Trust's investments.

	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Technology	$–	$–	$2,446		$2,446
Specialty Retail	–	–	141,941		141,941
All Other Common Stocks	299,687	–	–		299,687
Convertible Preferred Stocks	6,221,290	–	–		6,221,290
Preferred Stocks
Chemicals	–	--	106,220		106,220
Diversified Financial Services	–	3,075,000	–		3,075,000
All Other Preferred Stocks	3,365,213	–	–		3,365,213
Asset Backed Securities	–	753,541	–		753,541
Commercial Mortgage-Backed Securities	–	1,010,931	–		1,010,931
Convertible Corporate Bonds	–	4,927,393	–		4,927,393
Corporate Bonds
Diversified Financial Services	–	–	3,786,610		3,786,610
All Other Corporate Bonds	–	319,038,676	–		319,038,676
Foreign Government Bonds	–	4,660,458	–		4,660,458
Insurance-Linked Securities
Catastrophe-Linked Bonds
Multiperil - Worldwide	–	–	503,123		503,123
Collateralized Reinsurance
Multiperil - Worldwide	–	–	1,958,501		1,958,501
Windstorm - U.S. Regional	–	–	250,000		250,000
Industry Loss Warranties
Multiperil - U.S.	–	–	497,554		497,554
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,158,516		1,158,516
Multiperil - Worldwide	–	--	4,910,011		4,910,011
All Other Insurance-Linked Securities	–	1,237,600	–		1,237,600
Senior Secured Floating Rate Loan Interests
Insurance	–	–	808,213		808,213
All Other Senior Secured Floating Rate Loan Interests	–	19,553,007	–		19,553,007
U.S. Government & Agency Obligations	–	16,066,768	–		16,066,768
Rights/Warrants
Metals & Mining	11,063	24,567	–		35,630
Household Products	–	– *	–		–	*
Oil, Gas & Consumable Fuels	–	–	–	*	–	*
Currency Put Options Purchased	–	211,879	–		211,879
Total Investments in Securities	$9,897,253	$370,559,820	$14,123,135		$394,580,208
Other Financial Instruments
Currency Call Options Written	$–	$(25,981)	$–		$(25,981)
Net unrealized depreciation on forward foreign currency contracts	–	(4,875)	–		(4,875)
Swap contracts, at value	–	36,662	–		36,662
Total Other Financial Instruments	$–	$5,806	$–		$5,806

*	Securities valued at $0.

	Balance as of 3/31/18		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales		Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 12/31/18
Common Stocks
Capital Goods
Industrial Machinery	$332		$(332)	$--	$--	$	$ --	$--	$--	$--
Health Care Equipment & Services
Health Care Technology	2,446		--	--	--		--	--	--	2,446
Retailing
Specialty Retail	134,435(a	)	--	7,506	--		--	--	--	141,941
Preferred Stocks
Materials
Chemicals	106,220(b	)	--	--	--		--	--	--	106,220
Corporate Bonds
Diversified Financials
Diversified Financial Services	3,418,640(c	)	--	358,721	--		--	9,249	--	3,786,610
Insurance-Linked Securities
Catastrophe-Linked Bonds
Multiperil - Worldwide	--		--	3,123	500,000		--	--	--	503,123
Collateralized Reinsurance
Multiperil - Worldwide	2,218,357(d	)	--	85,869	578,341		(921,700)	(2,366)	--	1,958,501
Windstorm - U.S. Regional	--		--	15,522	234,478		--	--	--	250,000
Industry Loss Warranties
Multiperil - U.S.	470,600(d	)	--	(5,088)	32,042		--	--	--	497,554
Reinsurance Sidecars
Multiperil - U.S.	1,306,670(d	)	--	60,679	252,326		(461,159)	--	--	1,158,516
Multiperil - Worldwide	4,067,831(d	)	(103,742)	(634,581)	2,403,442		(819,588)	(3,351)	--	4,910,011
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	2,171,070		57,054	(58,638)	--		(2,170,855)	1,369	--	--
Health Care Equipment & Services
Insurance	853,713(e	)	2,500	(15,007)	--		(70,000)	37,007	--	808,213
Total	$14,750,314		$(44,520)	$(181,894)	$4,000,629		$(4,443,302)	$41,908	$--	$14,123,135

(a)	Securities were classified as Computer & Electronics Retail on the March 31, 2018, financial statements.
(b)	Securities were classified as Diversified Chemicals on the March 31, 2018, financial statements.
(c)	Securities were classified as Other Diversified Financials Services on the March 31, 2018, financial statements.
(d)	Securities were classified as Corporate Bonds on the March 31, 2018, financial statements.
(e)	Securities were classified as Health Care Technology on the March 31, 2018, financial statements.
*	Transfers are calculated on the beginning of period values. For the nine months ended December 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2018: $(124,605).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 1, 2019

* Print the name and title of each signing officer under his or her signature.